Consolidated Statements of Changes in Equity	Total USD ($)	Total CNY	Common shares USD ($)	Common shares CNY	Treasury Shares USD ($)	Treasury Shares CNY	Receivable from shareholders CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated deficit USD ($)	Accumulated deficit CNY
Balance at Mar. 31, 2011		364,063,000		3,428,840			(1,035,796)		491,585,143		(22,217,189)		(107,697,998)
Balance (in shares) at Mar. 31, 2011				44,596,416
Increase (Decrease) in Stockholders' Equity
Net income		55,841,470											55,841,470
Foreign currency translation adjustment, net of nil tax		(3,787,210)									(3,787,210)
Share-based compensation (Note 11)		12,264,397							12,264,397
Exercise of common share option and issuance of common shares (Note 11)		631,844		13,963					617,881
Exercise of common share option and issuance of common shares (Note 11) (in shares)				219,210
Repayment from shareholders (Note 11)		1,035,796					1,035,796
Special cash dividend (Note 13)		(63,634,726)							(63,634,726)
Balance at Mar. 31, 2012		366,414,571		3,442,803					440,832,695		(26,004,399)		(51,856,528)
Balance (in shares) at Mar. 31, 2012				44,815,626
Increase (Decrease) in Stockholders' Equity
Net income		23,207,990											23,207,990
Foreign currency translation adjustment, net of nil tax		(374,747)									(374,747)
Share-based compensation (Note 11)		12,874,056							12,874,056
Issuance of common shares with net-settlement of employee individual income tax (Note 11)		(913,453)		18,257					(931,710)
Issuance of common shares with net-settlement of employee individual income tax (in shares) (Note 11)				289,686
Repurchase of common shares (Note 12)		(329,357)				(329,357)
Special cash dividend (Note 13)		(25,331,341)							(25,331,341)
Balance at Mar. 31, 2013		375,547,719		3,461,060		(329,357)			427,443,700		(26,379,146)		(28,648,538)
Balance (in shares) at Mar. 31, 2013		45,105,312		45,105,312
Increase (Decrease) in Stockholders' Equity
Net income	4,387,817	27,276,435											27,276,435
Foreign currency translation adjustment, net of nil tax	(123,348)	(766,783)									(766,783)
Share-based compensation (Note 11)		10,534,910							10,534,910
Issuance of common shares with net-settlement of employee individual income tax (Note 11)		(567,881)		13,834		(567,881)			(13,834)
Issuance of common shares with net-settlement of employee individual income tax (in shares) (Note 11)				176,206
Repurchase of common shares (Note 12)		(132,528)				(132,528)
Balance at Mar. 31, 2014	$ 66,258,908	411,891,872	$ 558,988	3,474,894	$ (165,653)	(1,029,766)		$ 70,453,120	437,964,776	$ (4,366,825)	(27,145,929)	$ (220,722)	(1,372,103)
Balance (in shares) at Mar. 31, 2014	45,281,518		45,281,518